ACQUISITION AND DISPOSITIONS - ACQUISITIONS, TUPPER (Details) - CAD CAD in Millions		9 Months Ended	12 Months Ended
	Apr. 01, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
ACQUISITIONS
Goodwill		CAD 78	CAD 78	CAD 80	CAD 483
Purchase price:
Cash			644	CAD 106	CAD 394
Tupper Main and Tupper West
ACQUISITIONS
Goodwill	CAD 0
Transaction costs incurred	1
Revenues since date of acquisition		33
Earnings before interest and income taxes since date of acquisition		CAD 22
Pro forma revenue			44
Pro forma earnings before interest and income taxes			CAD 28
Fair value of net assets acquired:
Property, plant and equipment	288
Intangible assets	251
Net assets acquired	539
Purchase price:
Cash	CAD 539